Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Preferred Stock A	Preferred Stock B	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Treasury Stock USD ($)	Noncontrolling Interests USD ($)
Balance at Dec. 31, 2010	$ 126,171			$ 100	$ 153,641	$ (41,362)	$ (112)	$ 13,904
Balance (in shares) at Dec. 31, 2010		10,000		9,866,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(46,325)					(47,125)		800
Stock-based and other non-cash long-term incentive compensation expense	821				821
Stock issued pursuant to stock-based incentive compensation plans and related tax matters (in shares)				92,000
Purchase of treasury stock	(43)						(43)
Distributions to noncontrolling interests	(2,221)							(2,221)
Effect of deconsolidation for changes in the ownership of a previously consolidated entity	(9,843)							(9,843)
Balance at Dec. 31, 2011	68,560			100	154,462	(88,487)	(155)	2,640
Balance (in shares) at Dec. 31, 2011		10,000		9,958,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	50,634					50,823		(189)
Stock-based and other non-cash long-term incentive compensation expense	705				705
Stock issued pursuant to stock-based incentive compensation plans and related tax matters				1	(1)
Stock issued pursuant to stock-based incentive compensation plans and related tax matters (in shares)				111,000
Purchase of treasury stock	(41)						(41)
Exercise of stock options	487			1	486
Exercise of stock options (in shares)				80,000
Issuance of common stock	48,260			79	48,181
Issuance of common stock (in shares)				7,923,000
Balance at Dec. 31, 2012	168,605			181	203,833	(37,664)	(196)	2,451
Balance (in shares) at Dec. 31, 2012		10,000		18,072,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	146,485					146,648		(163)
Stock-based and other non-cash long-term incentive compensation expense	5,217				5,217
Stock dividend paid to Series A preferred shareholders				9	(9)
Stock dividend paid to Series A preferred shareholders (in shares)				904,000
Retirement of Series A preferred shares (in shares)		(10,000)
Cash dividend paid to Series B preferred shareholder	(700)				(700)
Issuance of common stock	90,257			68	90,189
Issuance of common stock (in shares)				6,819,000
Balance at Dec. 31, 2013	$ 409,864			$ 258	$ 298,530	$ 108,984	$ (196)	$ 2,288
Balance (in shares) at Dec. 31, 2013				25,795,000